Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Offering Status
As of March 4, 2015, the Company had issued approximately 4,340,029 shares of the Company’s common stock pursuant to the DRP Offering for approximately $43.2 million.
Acquisition of GE Aviation property
On February 19, 2015, the Company, through the Operating Partnership, acquired two four-story office facilities located in West Chester, Ohio (the “GE Aviation property”). The GE Aviation property is leased in its entirety pursuant to a triple-net lease to General Electric Company (“GE”), obligating GE to all costs and expenses to operate and maintain the property, including certain capital expenditures. On the acquisition date, the remaining term was approximately five years.
The purchase price of the GE Aviation property was $66.0 million, which, along with other closing fees and expenses, including acquisition fees and expense reimbursement paid to the Advisor, was funded with proceeds from the Follow-On Offering.
Sale of College Park
On February 20, 2015, the Company sold the College Park property located in Indianapolis, Indiana, and classified as real estate held for sale on the consolidated balance sheets as of December 31, 2014, for total proceeds of $14.3 million, less closing costs and other closing credits. The carrying value of the College Park property on the closing date was approximately $8.0 million, which was comprised of $6.4 million of real estate assets, net, $0.6 million of deferred rent, and $1.0 million of other leasing costs, such as leasing commissions. Upon the sale of the property, the Company recognized a gain of $3.8 million. In conjunction with the sale, the Advisor was paid a disposition fee of approximately $0.1 million, in accordance with the advisory agreement. The Company elected to complete the sale as part of a tax-deferred exchange of real estate as permitted by Section 1031 of the Internal Revenue Code, and thus, the proceeds of the sale of the property were deposited with a qualified intermediary.